PROVISIONS - Changes in the Close Down and Restoration Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	$ 62,172	$ 58,330	$ 63,909
Settled during the year	(852)	(926)
Accretion expense	3,459	3,380
Foreign exchange gain (loss)	(504)	396
Revisions and new estimated cash flows	1,739	(8,429)
Less: current portion	(211)	(978)
Non-current close down and restoration provision	$ 61,961	$ 57,352